Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration No.: 33-65632

SCHRODER SERIES TRUST

Supplement dated August 26, 2016 to
the Prospectus dated March 1, 2016, as supplemented, for

Schroder Emerging Market Equity Fund,

Schroder Emerging Markets Multi-Cap Equity Fund,

Schroder Emerging Markets Multi-Sector Bond Fund,

Schroder Emerging Markets Small Cap Fund,

Schroder Global Strategic Bond Fund, and

Schroder International Multi-Cap Value Fund (the “Funds”)

The following supplements the Funds’ Prospectus (the “Prospectus”) to reflect (i) Tom Wilson’s scheduled replacement of Allan Conway as Head of Emerging Market Equities and Portfolio Manager for Schroder Emerging Market Equity Fund and Schroder Emerging Markets Small Cap Fund, (ii) the transition of Denis Parisien from his current role as a portfolio manager of Schroder Emerging Markets Multi-Sector Bond Fund to other responsibilities in the fixed income group, (iii) the resignation of Gareth Isaac, a portfolio manager for Schroder Global Strategic Bond Fund, and (iv) the appointment of Michael O’Brien as a portfolio manager of Schroder Emerging Markets Multi-Cap Equity Fund and Schroder International Multi-Cap Value Fund.

The Prospectus is hereby revised to remove all references to Allan Conway, Gareth Isaac, and Denis Parisien; Tom Wilson’s title is revised from “Portfolio Manager” to “Head of Emerging Market Equities.”

The disclosure on page 11 of the Prospectus for Schroder Emerging Markets Multi-Cap Equity Fund under the heading “Management of the Fund - Portfolio Managers” is hereby replaced with the following:

Justin Abercrombie, Head of Quantitative Equity Products and Lead Portfolio Manager, has managed the Fund since its inception in 2013.

Stephen Langford, CFA, Portfolio Manager, has managed the Fund since its inception in 2013.

Michael O’Brien, Portfolio Manager, has managed the Fund since August 2016.

The disclosure on page 17 of the Prospectus for Schroder Emerging Markets Small Cap Fund under the heading “Management of the Fund - Portfolio Managers” is hereby replaced with the following:

Tom Wilson, CFA, Head of Emerging Market Equities, has managed the Fund since August 2016.

Matthew Dobbs, Head of Global Small Cap, has managed the Fund since its inception in 2015.

James Gotto, Portfolio Manager, has managed the Fund since its inception in 2015.

Richard Sennitt, Portfolio Manager, has managed the Fund since its inception 2015.

The disclosure on page 29 of the Prospectus for Schroder International Multi-Cap Value Fund under the heading “Management of the Fund - Portfolio Managers” is hereby replaced with the following:

Justin Abercrombie, Head of Quantitative Equity Products and Lead Portfolio Manager, has managed the Fund since its inception in 2006.

Stephen Langford, CFA, Portfolio Manager, has managed the Fund since March 2011.

Michael O’Brien, Portfolio Manager, has managed the Fund since August 2016.

In addition, the disclosure on pages 150, 151, and 152 of the Prospectus under “Management of the Funds — Portfolio Management” is hereby supplemented with the following:

FUND	NAME	TITLE	SINCE	RECENT PROFESSIONAL EXPERIENCE
Schroder Emerging Markets Small Cap Fund	Tom Wilson	Portfolio Manager	2016	Mr. Wilson is Head of Emerging Market Equities at the Schroders organization. He has been associated with SIMNA Ltd. since 2001.
Schroder Emerging Markets Multi-Cap Equity Fund; Schroder International Multi-Cap Value Fund	Michael O’Brien	Portfolio Manager	2016

Mr. O’Brien is a Portfolio Manager at Schroders. He has been an employee of the Schroders organization since 2008. Prior to joining Schroders, he worked for the University of Queensland and the University of Sydney in a research and teaching position. He holds a PhD in Finance from the University of Queensland, a BComm (Hons) in Finance & Economics and a BSc in Biochemistry from the University of Sydney.

PRO-SUP-08-2016

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration No.: 33-65632

SCHRODER SERIES TRUST

Supplement dated August 26, 2016 to

the Statement of Additional Information dated March 1, 2016, as supplemented, for

Schroder Emerging Market Equity Fund,

Schroder Emerging Markets Multi-Cap Equity Fund,

Schroder Emerging Markets Multi-Sector Bond Fund,

Schroder Emerging Markets Small Cap Fund,

Schroder Global Strategic Bond Fund, and

Schroder International Multi-Cap Value Fund (the “Funds”)

The following supplements the Funds’ Statement of Additional Information (the “SAI”) to reflect: (i) Tom Wilson’s scheduled replacement of Allan Conway as Head of Emerging Market Equities and Portfolio Manager for Schroder Emerging Market Equity Fund and Schroder Emerging Markets Small Cap Fund, (ii) the transition of Denis Parisien from his current role as a portfolio manager of Schroder Emerging Markets Multi-Sector Bond Fund to other responsibilities in the fixed income group, (iii) the resignation of Gareth Isaac, a portfolio manager for Schroder Global Strategic Bond Fund, and (iv) the appointment of Michael O’Brien as a portfolio manager of Schroder Emerging Markets Multi-Cap Equity Fund and Schroder International Multi-Cap Value Fund.

The SAI is hereby revised to remove all references to Allan Conway, Gareth Isaac, and Denis Parisien.

The list of portfolio managers for the Funds under the heading “Portfolio Managers” on page 44 of the SAI and under the heading “Compensation” on page 49 of the SAI is hereby amended to add Michael O’Brien.  The list of portfolio managers for Schroder Emerging Markets Small Cap Fund under the heading “Portfolio Managers” on page 44 of the SAI and under the heading “Compensation” on page 49 of the SAI is hereby amended to add Tom Wilson.

In addition, the table for Schroder Emerging Markets Small Cap Fund in the section entitled “Portfolio Managers — Other Accounts Managed” on page 45 of the SAI is hereby supplemented with the following information for Mr. Wilson, as of July 31, 2016:

	Number of Accounts	Total Assets in Accounts	Number of Accounts where Advisory Fee is Based on Account Performance	Total Assets in Accounts where Advisory Fee is Based on Account Performance

Registered Investment Companies	3	$1,671,000,000	None	None
Other Pooled Investment Vehicles	24	$10,256,000,000	None	None
Other Accounts	27	$13,278,000,000	5	$2,801,000,000

In addition, the tables for the Funds in the section entitled “Portfolio Managers — Other Accounts Managed” on pages 45 and 46 of the SAI is hereby supplemented with the following information for Mr. O’Brien, as of July 31, 2016:

	Number of Accounts	Total Assets in Accounts	Number of Accounts where Advisory Fee is Based on Account Performance	Total Assets in Accounts where Advisory Fee is Based on Account Performance

Registered Investment Companies	3	$1,167,062,903	None	None
Other Pooled Investment Vehicles	25	$21,165,698,619	11	$1,359,563,550
Other Accounts	39	$17,828,443,676	13	$3,353,574,377

In addition, the following sentences are hereby added to the first paragraph under “Ownership of Securities” on page 50 of the SAI:  “As of July 30, 2016, Mr. O’Brien beneficially owned over $100,000 of securities for each of Schroder Emerging Markets Multi-Cap Equity Fund and Schroder International Multi-Cap Value Fund. As of July 30, 2016, Mr. Wilson did not beneficially own securities of Schroder Emerging Markets Small Cap Fund.”

SAI-SUP-08-2016